Income Tax Expense	12 Months Ended
Mar. 31, 2020
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Income Tax Expense
35	INCOME TAX EXPENSE
The detail of income tax expense for the fiscal years ended March 31, 2020, 2019 and 2018 was as follows:

	For the fiscal year ended March 31,
	2020	2019	2018
	(In millions)
Current tax:
Charge for period (1)	¥203,060	¥173,683	¥228,342
Deferred tax:
Origination and reversal of temporary differences	(94,773)	17,460	66,875
Change in the write-down of deferred tax assets on the current fiscal year income tax expense	(56,519)	(6,837)	(63,194)
Changes in tax rates and others (2)	—	—	(2,645)

Total deferred tax expense (benefit)	(151,292)	10,623	1,036

Total income tax expense	¥51,768	¥184,306	¥229,378

(1)
As a result of the adoption of IFRS 9, the current income tax expense of ¥12,374 million and ¥103,264 million were recognized directly in equity for the fiscal years ended March 31, 2020 and 2019, respectively.

(2)	The amount for the fiscal year ended March 31, 2018 mainly includes the effect of change in U.S. federal income tax rate which was changed from 36% to 21% effective January 1, 2018.
The following table shows the reconciliations of the effective income tax rates for the fiscal years ended March 31, 2020, 2019 and 2018.

	For the fiscal year ended March 31,
	2020	2019	2018
	(In millions, except percentages)
Profit before tax	¥282,751	¥831,892	¥1,118,976
Income tax expense	51,768	184,306	229,378
Effective income tax rate	18.3%	22.2%	20.5%
Effective statutory tax rate in Japan (1)	30.6%	30.6%	30.9%
Effect of the change in the write-down of deferred tax assets on the current fiscal year income tax expense	(20.0%)	(0.8%)	(5.7%)
Tax impact of impairment losses and reversal of impairment losses for investments in associates and joint ventures—net	18.9%	1.8%	0.3%
N on-Japanese earnings	(4.4%)	(3.0%)	(3.6%)
Nontaxable dividends received	(3.3%)	(4.8%)	(0.8%)
Tax impact of share of post-tax profit in associates and joint ventures	(2.6%)	(1.5%)	(1.4%)
Gains on step acquisition of subsidiaries and associates and joint ventures which were not taxable	(2.4%)	1.0%	—
Tax impact of impairment losses of goodwill	—	—	0.8%
Others—net	1.5%	(1.1%)	—

Effective income tax rate	18.3%	22.2%	20.5%

(1)
The effective statutory tax rate in Japan for the fiscal year ended March 31, 2020 and 2019 is the aggregate of the effective corporation tax rate of 23.2%, the effective local corporation tax rate of 1.0%, the effective inhabitant tax rate of 3.8% and the effective enterprise tax rate of 2.6%, which is payable by corporate entities on taxable profits under the tax laws in Japan. The effective corporation tax rate and the effective enterprise tax rate were changed from 23.4% and 2.7%, which were applied to the fiscal years ended March 31, 2018.